Income Taxes (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current taxes:
Foreign	$ (133)	$ (212)	$ (389)
Domestic			(2)
Total Current taxes	(133)	(212)	(391)
Deferred taxes:
Foreign	175	214	268
Domestic
Total Deferred taxes	175	214	268
Tax benefit (expense), net	$ (42)	$ (2)	$ 123